Note 20 - Other Non-operating Expenses - Schedule of Other Non-operating Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Kumtor Mine litigation and related costs	[1]	$ 27,547	$ 0
Other		(4,054)	6,247
Other non-operating expenses		$ 23,493	$ 6,247

[1]	Primarily includes legal fees related to the Company's international arbitration claim against the Kyrgyz Republic, negotiations with the government of Kyrgyz Republic and the filing for protection under Chapter 11 under the Federal US Bankruptcy Code by KGC and KOC, and related consulting costs.